Schedule of Intangible Assets, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 11,507,653	$ 13,565,494	$ 440,527
Additions	469,112	1,435,090	14,442,133
Amortization	(2,734,106)	(3,492,931)	(1,317,166)
Ending balance	9,242,659	11,507,653	13,565,494
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	4,473,861	5,427,294	231,146
Additions			5,671,026
Amortization	(606,726)	(953,433)	(474,878)
Ending balance	$ 3,867,135	$ 4,473,861	$ 5,427,294
Intellectual Property [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	5 years	5 years	5 years
Intellectual Property [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	7 years	7 years	7 years
Customer-Related Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 2,885,657	$ 4,047,319	$ 38,400
Additions			4,411,499
Amortization	(853,248)	(1,161,662)	(402,580)
Ending balance	$ 2,032,409	$ 2,885,657	$ 4,047,319
Customer-Related Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	3 years	3 years	3 years
Customer-Related Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	10 years	10 years	10 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 1,757,891	$ 1,985,236	$ 31,040
Additions			2,082,338
Amortization	(155,958)	(227,345)	(128,142)
Ending balance	$ 1,601,933	$ 1,757,891	$ 1,985,236
Trademarks and Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	5 years	5 years	5 years
Trademarks and Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	10 years	10 years	10 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 335,933	$ 831,501	$ 67,042
Additions			901,198
Amortization	(335,933)	(495,568)	(136,739)
Ending balance		$ 335,933	$ 831,501
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	2 years	2 years	2 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	4 years	4 years	4 years
Platform Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	3 years	3 years	3 years
Beginning balance	$ 1,332,516	$ 995,880	$ 72,899
Additions	297,596	817,029	1,097,808
Amortization	(529,378)	(480,393)	(174,827)
Ending balance	$ 1,100,734	$ 1,332,516	$ 995,880
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	3 years	3 years	3 years
Beginning balance	$ 721,795	$ 278,264
Additions	171,516	618,061	278,264
Amortization	(252,863)	(174,530)
Ending balance	$ 640,448	$ 721,795	$ 278,264